Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of composition property and equipment
	As of	As of
	December 31,	December 31,
	2022	2021
Cost
Consoles and equipment	1,524	567
Computers and software	404	211
Office furniture and equipment	127	100
Leasehold improvements	207	133
	2,262	1,011

Less - accumulated depreciation
Consoles and equipment	443	119
Computers and software	323	114
Office furniture and equipment	48	37
Leasehold improvements	92	28
	906	298
Property and Equipment, Net	1,356	713